Average Annual Total Returns		12 Months Ended	18 Months Ended	21 Months Ended	22 Months Ended	39 Months Ended	45 Months Ended	56 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Prime Portfolio | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		4.36%							3.33%		2.31%
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Portfolio | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		4.23%							3.19%		2.11%
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Securities Portfolio | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		4.14%							3.12%		2.05%
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Portfolio | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		4.17%							3.14%		2.07%
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Securities Portfolio | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		4.13%							3.10%		2.04%
Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Government Portfolio | Institutional Plus Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.18%							3.15%		2.07%
Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Portfolio | Institutional Plus Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.11%							3.10%		2.03%
Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Securities Portfolio | Institutional Plus Class
Prospectus [Line Items]
Average Annual Return, Percent	[3]	4.08%							3.06%		2.00%
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Prime Portfolio | Institutional Select Class
Prospectus [Line Items]
Average Annual Return, Percent		4.31%							3.28%		2.24%
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Portfolio | Institutional Select Class
Prospectus [Line Items]
Average Annual Return, Percent		4.18%							3.15%		2.07%
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Securities Portfolio | Institutional Select Class
Prospectus [Line Items]
Average Annual Return, Percent		4.09%							3.08%		2.01%
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Portfolio | Institutional Select Class
Prospectus [Line Items]
Average Annual Return, Percent		4.11%							3.10%		2.03%
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Securities Portfolio | Institutional Select Class
Prospectus [Line Items]
Average Annual Return, Percent		4.08%							3.06%		2.00%
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Prime Portfolio | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[4]	0.00%							0.00%		0.02%
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Portfolio | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		4.13%							3.11%		2.03%
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Securities Portfolio | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		4.03%							3.04%		1.97%
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Portfolio | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		4.06%							3.06%		1.99%
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Securities Portfolio | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		4.03%							3.02%		1.96%
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Prime Portfolio | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent	[5]	0.00%							0.00%		0.02%
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Portfolio | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent		4.07%							3.07%		1.98%
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Securities Portfolio | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent		3.98%							3.00%		1.92%
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Portfolio | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent		4.01%							3.02%		1.95%
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Securities Portfolio | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent		3.97%							2.98%		1.92%
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Prime Portfolio | Advisory Class
Prospectus [Line Items]
Average Annual Return, Percent		4.10%							3.13%		2.06%
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Portfolio | Advisory Class
Prospectus [Line Items]
Average Annual Return, Percent		3.97%							2.99%		1.90%
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Securities Portfolio | Advisory Class
Prospectus [Line Items]
Average Annual Return, Percent		3.88%							2.92%		1.85%
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Portfolio | Advisory Class
Prospectus [Line Items]
Average Annual Return, Percent		3.91%							2.95%		1.87%
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Securities Portfolio | Advisory Class
Prospectus [Line Items]
Average Annual Return, Percent		3.87%							2.91%		1.84%
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Prime Portfolio | Participant Class
Prospectus [Line Items]
Average Annual Return, Percent	[6]	0.00%							0.00%		0.00%
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Portfolio | Participant Class
Prospectus [Line Items]
Average Annual Return, Percent		3.71%							2.80%		1.73%
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Securities Portfolio | Participant Class
Prospectus [Line Items]
Average Annual Return, Percent		3.88%							2.92%		1.85%
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Portfolio | Participant Class
Prospectus [Line Items]
Average Annual Return, Percent		3.65%							2.76%		1.70%
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Securities Portfolio | Participant Class
Prospectus [Line Items]
Average Annual Return, Percent		3.61%							2.72%		1.67%
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Prime Portfolio | Cash Management Class
Prospectus [Line Items]
Average Annual Return, Percent		4.20%							3.20%		2.17%
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Portfolio | Cash Management Class
Prospectus [Line Items]
Average Annual Return, Percent		4.07%							3.07%		1.98%
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Securities Portfolio | Cash Management Class
Prospectus [Line Items]
Average Annual Return, Percent		3.98%							3.00%		1.92%
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Portfolio | Cash Management Class
Prospectus [Line Items]
Average Annual Return, Percent		4.01%							3.02%		1.95%
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Securities Portfolio | Cash Management Class
Prospectus [Line Items]
Average Annual Return, Percent		3.97%							2.98%		1.92%
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Government Portfolio | Select Class
Prospectus [Line Items]
Average Annual Return, Percent		3.40%							2.58%	1.57%
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Portfolio | Select Class
Prospectus [Line Items]
Average Annual Return, Percent		3.34%							2.54%	1.54%
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Securities Portfolio | Select Class
Prospectus [Line Items]
Average Annual Return, Percent		3.30%							2.50%	1.51%
Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Prime Portfolio | CastleOak Class
Prospectus [Line Items]
Average Annual Return, Percent		4.36%				4.90%
Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Government Portfolio | CastleOak Class
Prospectus [Line Items]
Average Annual Return, Percent		4.23%						3.42%
Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Prime Portfolio | Impact Share Class
Prospectus [Line Items]
Average Annual Return, Percent		4.36%					4.43%
Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Government Portfolio | Impact Share Class
Prospectus [Line Items]
Average Annual Return, Percent		4.23%					4.25%
Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Treasury Securities Portfolio | Impact Share Class
Prospectus [Line Items]
Average Annual Return, Percent		4.13%			4.56%
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Prime Portfolio | Impact Partner Class
Prospectus [Line Items]
Average Annual Return, Percent		4.36%			4.77%
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Government Portfolio | Impact Partner Class
Prospectus [Line Items]
Average Annual Return, Percent		4.23%			4.65%
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Treasury Securities Portfolio | Impact Partner Class
Prospectus [Line Items]
Average Annual Return, Percent		4.13%			4.56%
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Government Portfolio | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		4.23%		4.63%
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Portfolio | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		4.17%		4.56%
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Securities Portfolio | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		4.13%	4.41%

[1]
1	Institutional Select Class shares are not offered in this Prospectus. Institutional Plus Class shares of the Fund had not completed a full calendar year of operations as of December 31, 2025 and therefore Institutional Plus Class shares do not have annualized return information to report. Institutional Plus Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s Institutional Plus Class shares will be shown in future prospectuses offering the Fund’s Institutional Plus Class shares after the Fund’s Institutional Plus Class shares have a full calendar year of return information to report.

[2]
1	Institutional Select Class shares are not offered in this Prospectus. Institutional Plus Class shares of the Fund had not completed a full calendar year of operations as of December 31, 2025 and therefore Institutional Plus Class shares do not have annualized return information to report. Institutional Plus Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s Institutional Plus Class shares will be shown in future prospectuses offering the Fund’s Institutional Plus Class shares after the Fund’s Institutional Plus Class shares have a full calendar year of return information to report.

[3]
1	Institutional Select Class shares are not offered in this Prospectus. Institutional Plus Class shares of the Fund had not completed a full calendar year of operations as of December 31, 2025 and therefore Institutional Plus Class shares do not have annualized return information to report. Institutional Plus Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s Institutional Plus Class shares will be shown in future prospectuses offering the Fund’s Institutional Plus Class shares after the Fund’s Institutional Plus Class shares have a full calendar year of return information to report.

[4]
*	The Investor Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods as of December 31, 2025 were 4.36%, 3.33% and 2.31%, respectively. In addition, the annual total returns of the Fund’s Institutional Class shares were 0.48%, 1.13%, 2.02%, 2.35%, 0.56%, 0.06%, 1.72%, 5.28%, 5.31% and 4.36% for the 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023, 2024 and 2025 calendar years, respectively. The Investor Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Institutional Class performance has not been adjusted to reflect the higher expenses of Investor Class. Investor Class would have had lower returns because Investor Class has higher expenses than Institutional Class.

[5]
*	The Administrative Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods as of December 31, 2025 were 4.36%, 3.33% and 2.31%, respectively. In addition, the annual total returns of the Fund’s Institutional Class shares were 0.48%, 1.13%, 2.02%, 2.35%, 0.56%, 0.06%, 1.72%, 5.28%, 5.31% and 4.36% for the 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023, 2024 and 2025 calendar years, respectively. The Administrative Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Institutional Class performance has not been adjusted to reflect the higher expenses of Administrative Class. Administrative Class would have had lower returns because Administrative Class has higher expenses than Institutional Class.

[6]
*	The Participant Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods as of December 31, 2025 were 4.36%, 3.33% and 2.31%, respectively. In addition, the annual total returns of the Fund’s Institutional Class shares were 0.48%, 1.13%, 2.02%, 2.35%, 0.56%, 0.06%, 1.72%, 5.28%, 5.31% and 4.36% for the 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023, 2024 and 2025 calendar years, respectively. The Participant Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Institutional Class performance has not been adjusted to reflect the higher expenses of Participant Class. Participant Class would have had lower returns because Participant Class has higher expenses than Institutional Class.